VARIABLE ACCOUNT B
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account B of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money, Bond, Capital Appreciation, Growth, Multiple Strategies, High Income, and U.S. Treasuries Trust, Series A through F 1994 Series through 2000 Series and 2005 Series through 2010 Series Divisions (constituting Variable Account B of Monarch Life Insurance Company) at December 31, 1996 and 1995 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996, by correspondence with the Funds and the Trust, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

March 21, 1997

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
================================================================================

ASSETS                                                               Cost         Shares/Units      Market Value
                                                              ================    =============   ================
Investment in Oppenheimer Variable Account Funds,
  at Market Value (Note 2):
     Oppenheimer Money Fund                                    $  25,740,554       25,740,554      $  25,740,554
     Oppenheimer Bond Fund                                         6,439,131          567,063          6,594,940
     Oppenheimer Capital Appreciation Fund                        21,909,147          567,959         21,984,532
     Oppenheimer Growth Fund                                      25,652,139          953,855         25,983,013
     Oppenheimer Multiple Strategies Fund                         44,878,030        3,253,649         50,854,535
     Oppenheimer High Income Fund                                 14,250,749        1,302,842         14,500,637
                                                               -------------                       --------------
                                                                 138,869,750                         145,658,211
                                                               -------------                       --------------

Investment in Oppenheimer Zero Coupon U.S. Treasuries Trust,
  Series A through F - at Market Value (Note 2):
     1997 Series                                                   1,495,100        2,303,104          2,228,575
     1998 Series                                                     682,499          848,911            785,693
     1999 Series                                                     258,835          344,141            299,936
     2000 Series                                                   2,478,268        4,558,788          3,672,833
     2005 Series                                                   1,356,321        3,087,691          1,823,127
     2006 Series                                                     859,598        2,292,190          1,287,156
     2007 Series                                                     115,639          301,665            158,272
     2008 Series                                                     245,232          704,688            327,722
     2009 Series                                                     131,561          319,341            143,390
     2010 Series                                                     552,649        1,403,926            597,722
                                                               -------------                       --------------
                                                                   8,175,702                          11,324,426
                                                               -------------                       --------------
  Total Invested Assets                                        $ 147,045,452                         156,982,637
                                                               =============

Dividend Receivable                                                                                       43,703
Pending Trades                                                                                         2,418,373
                                                                                                   -------------
  Total Assets                                                                                       159,444,713
                                                                                                   -------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                              1,029,258
                                                                                                   -------------
  Total Liabilities                                                                                    1,029,258
                                                                                                   -------------

  Net Assets                                                                                       $ 158,415,455
                                                                                                   =============

NET ASSETS
For Variable Life Insurance Policies                                                               $ 157,197,152
Retained in the Account by Monarch Life Insurance Company (Note 6)                                     1,218,303
                                                                                                   -------------
  Total Net Assets                                                                                 $ 158,415,455
                                                                                                   =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

ASSETS                                                                  Cost     Shares/Units  Market Value
                                                                    ============ ============  ============
Investment in Oppenheimer Variable Account Funds,
  at Market Value (Note 2):
     Oppenheimer Money Fund                                         $ 27,228,317   27,228,317  $ 27,228,317
     Oppenheimer Bond Fund                                             7,239,593      637,750     7,550,966
     Oppenheimer Capital Appreciation Fund                            21,738,873      660,403    22,592,392
     Oppenheimer Growth Fund                                          23,614,056    1,074,495    25,304,350
     Oppenheimer Multiple Strategies Fund                             45,069,548    3,450,697    50,207,641
     Oppenheimer High Income Fund                                     12,704,994    1,217,220    12,939,046
                                                                    ------------               ------------
                                                                     137,595,381                145,822,712
                                                                    ------------               ------------

Investment in Oppenheimer Zero Coupon U.S. Treasuries Trust,
  Series A through F - at Market Value (Note 2):
     1996 Series                                                         874,198    1,362,287     1,354,004
     1997 Series                                                       1,665,958    2,804,397     2,582,092
     1998 Series                                                         746,120      964,857       854,612
     1999 Series                                                         238,606      326,859       274,764
     2000 Series                                                       2,770,516    5,632,982     4,419,750
     2005 Series                                                       1,340,248    3,380,385     2,007,881
     2006 Series                                                         749,939    2,259,175     1,263,105
     2007 Series                                                         163,023      430,581       225,405
     2008 Series                                                         280,319      912,238       435,566
     2009 Series                                                         133,177      326,179       150,884
     2010 Series                                                         693,002    1,947,595       856,085
                                                                    ------------               ------------
                                                                       9,655,106                 14,424,148
                                                                    ------------               ------------
  Total Invested Assets                                             $147,250,487                160,246,860
                                                                    ============

Dividend Receivable                                                                                  70,020
Pending Trades                                                                                    2,420,237
                                                                                               ------------
  Total Assets                                                                                  162,737,117
                                                                                               ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                           875,707
                                                                                               ------------
  Total Liabilities                                                                                 875,707
                                                                                               ------------

  Net Assets                                                                                   $161,861,410
                                                                                               ============

NET ASSETS
For Variable Life Insurance Policies                                                           $159,795,152
Retained in the Account by Monarch Life Insurance Company (Note 6)                                2,066,258
                                                                                               ------------
  Total Net Assets                                                                             $161,861,410
                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 and 1994
================================================================================

                                                                TOTALS - ALL DIVISIONS
                                                    =============================================
                                                         1996            1995            1994
                                                    =============   =============   =============
Investment Income:
 Dividends (Note 2)                                 $  10,079,958   $   7,714,831   $   8,965,323
 Risk Charges and Administrative Expenses (Note 3)     (1,042,599)     (1,034,211)     (1,425,787)
 Transaction Charges (Note 4)                             (41,023)        (49,804)        (59,796)
                                                    -------------   -------------   -------------
  Net Investment Income                                 8,996,336       6,630,816       7,479,740
                                                    -------------   -------------   -------------

Net Realized Gains                                     14,430,401      14,401,920         688,465
Net Unrealized Gains (Losses)                          (3,059,189)      8,176,697     (12,078,556)
                                                    -------------   -------------   -------------
  Net Realized and Unrealized Gains (Losses)           11,371,212      22,578,617     (11,390,091)
                                                    -------------   -------------   -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             20,367,548      29,209,433      (3,910,351)
                                                    -------------   -------------   -------------

Transfers of Net Premiums                               1,303,170       1,426,698       1,814,769
Transfers of Policy Loading, Net                         (880,777)     (1,222,644)     (1,324,850)
Transfers Due to Deaths                                (1,489,263)     (1,741,121)       (756,225)
Transfers Due to Other Terminations                   (16,999,636)    (16,000,236)    (17,645,894)
Transfers Due to Policy Loans                          (2,996,570)     (1,929,060)     (4,119,289)
Transfers of Cost of Insurance                         (2,390,359)     (2,236,351)     (2,272,880)
Transfers of Loan Processing Charges                     (360,068)       (356,916)        (24,069)
Transfers Among Investment Divisions                         --              --              --
                                                    -------------   -------------   -------------

Net Decrease in Net Assets
 Resulting from Principal Transactions                (23,813,503)    (22,059,630)    (24,328,438)
                                                    -------------   -------------   -------------

Total Increase (Decrease) in Net Assets                (3,445,955)      7,149,803     (28,238,789)
Net Assets - Beginning Balance                        161,861,410     154,711,607     182,950,396
                                                    -------------   -------------   -------------
Net Assets - Ending Balance                         $ 158,415,455   $ 161,861,410   $ 154,711,607
                                                    =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
================================================================================

                                                                                                   Capital
                                                                       Money          Bond       Appreciation
                                                                       Fund           Fund           Fund
                                                        Total         Division       Division      Division
                                                    =============   ============   ===========   ============
 Dividends (Note 2)                                 $  10,079,958   $  1,499,588   $   446,626   $  1,407,286
 Risk Charges and Administrative Expenses (Note 3)     (1,042,599)      (201,405)      (43,143)      (161,692)
 Transaction Charges (Note 4)                             (41,023)          --            --             --
                                                    -------------   ------------   -----------   ------------
  Net Investment Income (Loss)                          8,996,336      1,298,183       403,483      1,245,594
                                                    -------------   ------------   -----------   ------------

Net Realized Gains                                     14,430,401           --          23,934      4,279,361
Net Unrealized Gains (Losses)                          (3,059,189)          --        (155,563)      (778,135)
                                                    -------------   ------------   -----------   ------------
  Net Realized and Unrealized Gains (Losses)           11,371,212           --        (131,629)     3,501,226
                                                    -------------   ------------   -----------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             20,367,548      1,298,183       271,854      4,746,820
                                                    -------------   ------------   -----------   ------------

Transfers of Net Premiums                               1,303,170        295,769        45,108        263,842
Transfers of Policy Loading, Net                         (880,777)      (144,629)      (48,273)      (144,225)
Transfers Due to Deaths                                (1,489,263)      (508,452)      (83,396)       (94,147)
Transfers Due to Other Terminations                   (16,999,636)    (5,815,334)     (507,075)    (3,776,263)
Transfers Due to Policy Loans                          (2,996,570)      (209,536)     (187,686)      (836,181)
Transfers of Cost of Insurance                         (2,390,359)      (484,508)     (139,301)      (292,561)
Transfers of Loan Processing Charges                     (360,068)       (88,117)      (27,924)       (34,832)
Transfers Among Investment Divisions                         --        3,971,957      (279,332)      (717,466)
                                                    -------------   ------------   -----------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (23,813,503)    (2,982,850)   (1,227,879)    (5,631,833)
                                                    -------------   ------------   -----------   ------------

Total Increase (Decrease) in Net Assets                (3,445,955)    (1,684,667)     (956,025)      (885,013)
Net Assets - Beginning Balance                        161,861,410     26,438,495     7,550,966     25,185,308
                                                    -------------   ------------   -----------   ------------
Net Assets - Ending Balance                         $ 158,415,455   $ 24,753,828   $ 6,594,941   $ 24,300,295
                                                    =============   ============   ===========   ============

                                                                     Multiple         High
                                                       Growth       Strategies       Income
                                                        Fund           Fund           Fund
                                                      Division       Division       Division
                                                    ============   ============   ============
 Dividends (Note 2)                                 $  1,951,935   $  3,580,457   $  1,194,066
 Risk Charges and Administrative Expenses (Note 3)      (157,967)      (318,275)       (82,086)
 Transaction Charges (Note 4)                               --             --             --
                                                    ------------   ------------   ------------
  Net Investment Income (Loss)                         1,793,968      3,262,182      1,111,980
                                                    ------------   ------------   ------------

Net Realized Gains                                     4,849,715      2,790,520        657,828
Net Unrealized Gains (Losses)                         (1,359,420)       838,411         15,836
                                                    ------------   ------------   ------------
  Net Realized and Unrealized Gains (Losses)           3,490,295      3,628,931        673,664
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             5,284,263      6,891,113      1,785,644
                                                    ------------   ------------   ------------

Transfers of Net Premiums                                220,671        402,155         39,498
Transfers of Policy Loading, Net                        (144,153)      (267,549)       (61,459)
Transfers Due to Deaths                                 (110,269)      (354,383)       (28,611)
Transfers Due to Other Terminations                   (1,622,611)    (3,467,715)      (436,884)
Transfers Due to Policy Loans                           (286,730)      (890,719)      (325,051)
Transfers of Cost of Insurance                          (346,914)      (728,886)      (221,851)
Transfers of Loan Processing Charges                     (57,930)      (104,049)       (32,621)
Transfers Among Investment Divisions                  (1,905,172)      (833,074)       767,657
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (4,253,108)    (6,244,220)      (299,322)
                                                    ------------   ------------   ------------

Total Increase (Decrease) in Net Assets                1,031,155        646,893      1,486,322
Net Assets - Beginning Balance                        25,087,985     50,207,641     12,982,314
                                                    ------------   ------------   ------------
Net Assets - Ending Balance                         $ 26,119,140   $ 50,854,534   $ 14,468,636
                                                    ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                        1996          1997         1998        1999
                                                      Division      Division     Division    Division
                                                    -----------   -----------   ---------   ---------
Investment Income:
 Dividends (Note 2)                                 $      --     $      --     $    --     $    --
 Risk Charges and Administrative Expenses (Note 3)       (1,106)      (15,251)     (5,298)     (1,900)
 Transaction Charges (Note 4)                              (589)       (7,936)     (2,739)       (998)
                                                    -----------   -----------   ---------   ---------
  Net Investment Income (Loss)                           (1,695)      (23,187)     (8,037)     (2,898)
                                                    -----------   -----------   ---------   ---------

Net Realized Gains                                      489,283       296,407      40,634       4,683
Net Unrealized Gains (Losses)                          (479,806)     (182,659)     (5,298)      4,943
                                                    -----------   -----------   ---------   ---------
  Net Realized and Unrealized Gains (Losses)              9,477       113,748      35,336       9,626
                                                    -----------   -----------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                7,782        90,561      27,299       6,728
                                                    -----------   -----------   ---------   ---------

Transfers of Net Premiums                                  --           2,720       3,839       5,586
Transfers of Policy Loading, Net                           (369)      (16,700)     (5,561)     (1,103)
Transfers Due to Deaths                                    --          (8,128)       --          --
Transfers Due to Other Terminations                      (3,973)     (373,636)    (96,187)     (5,646)
Transfers Due to Policy Loans                            (9,669)       (8,750)     (4,949)    (17,514)
Transfers of Cost of Insurance                              349       (38,557)     (9,687)     (4,403)
Transfers of Loan Processing Charges                        867        (4,444)       (664)       (257)
Transfers Among Investment Divisions                 (1,348,955)        3,427      16,994      41,772
                                                    -----------   -----------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               (1,361,750)     (444,068)    (96,215)     18,435
                                                    -----------   -----------   ---------   ---------

Total Increase (Decrease) in Net Assets              (1,353,968)     (353,507)    (68,916)     25,163
Net Assets - Beginning Balance                        1,353,968     2,582,021     854,588     274,741
                                                    -----------   -----------   ---------   ---------
Net Assets - Ending Balance                         $      --     $ 2,228,514   $ 785,672   $ 299,904
                                                    ===========   ===========   =========   =========

                                                        2000          2005          2006
                                                      Division      Division      Division
                                                    -----------   -----------   -----------
Investment Income:
 Dividends (Note 2)                                 $      --     $      --     $      --
 Risk Charges and Administrative Expenses (Note 3)      (25,073)      (11,727)       (8,192)
 Transaction Charges (Note 4)                           (13,342)       (6,241)       (4,406)
                                                    -----------   -----------   -----------
  Net Investment Income (Loss)                          (38,415)      (17,968)      (12,598)
                                                    -----------   -----------   -----------

Net Realized Gains                                      558,273       186,354        98,614
Net Unrealized Gains (Losses)                          (454,670)     (200,826)      (85,607)
                                                    -----------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)            103,603       (14,472)       13,007
                                                    -----------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               65,188       (32,440)          409
                                                    -----------   -----------   -----------

Transfers of Net Premiums                                 6,714         3,210           938
Transfers of Policy Loading, Net                        (21,432)      (13,446)       (6,635)
Transfers Due to Deaths                                (227,409)      (74,468)         --
Transfers Due to Other Terminations                    (433,324)     (136,532)      (34,416)
Transfers Due to Policy Loans                           (70,674)      (48,919)      (35,184)
Transfers of Cost of Insurance                          (52,418)      (28,773)      (21,532)
Transfers of Loan Processing Charges                     (4,349)       (2,835)       (1,629)
Transfers Among Investment Divisions                      5,805       149,454       122,100
                                                    -----------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (797,087)     (152,309)       23,642
                                                    -----------   -----------   -----------

Total Increase (Decrease) in Net Assets                (731,899)     (184,749)       24,051
Net Assets - Beginning Balance                        4,404,633     2,007,827     1,263,071
                                                    -----------   -----------   -----------
Net Assets - Ending Balance                         $ 3,672,734   $ 1,823,078   $ 1,287,122
                                                    ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
--------------------------------------------------------------------------------

                                                       2007        2008        2009        2010
                                                     Division    Division    Division    Division
                                                    ---------   ---------   ---------   ---------
Investment Income:
 Dividends (Note 2)                                 $    --     $    --     $    --     $    --
 Risk Charges and Administrative Expenses (Note 3)     (1,175)     (2,717)       (882)     (4,710)
 Transaction Charges (Note 4)                            (593)     (1,353)       (476)     (2,350)
                                                    ---------   ---------   ---------   ---------
  Net Investment Income (Loss)                         (1,768)     (4,070)     (1,358)     (7,060)
                                                    ---------   ---------   ---------   ---------

Net Realized Gains                                     11,766      62,095       1,168      79,766
Net Unrealized Gains (Losses)                         (19,750)    (72,758)     (5,877)   (118,010)
                                                    ---------   ---------   ---------   ---------
  Net Realized and Unrealized Gains (Losses)           (7,984)    (10,663)     (4,709)    (38,244)
                                                    ---------   ---------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             (9,752)    (14,733)     (6,067)    (45,304)
                                                    ---------   ---------   ---------   ---------

Transfers of Net Premiums                               2,490       7,776       2,854        --
Transfers of Policy Loading, Net                       (1,004)       (879)       (351)     (3,009)
Transfers Due to Deaths                                  --          --          --          --
Transfers Due to Other Terminations                   (63,627)        (61)        (65)   (226,287)
Transfers Due to Policy Loans                            --        (2,436)     (1,607)    (60,965)
Transfers of Cost of Insurance                         (3,108)     (7,083)     (2,258)     (8,868)
Transfers of Loan Processing Charges                     (193)       (511)        (84)       (496)
Transfers Among Investment Divisions                    8,057     (89,890)         92      86,574
                                                    ---------   ---------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (57,385)    (93,084)     (1,419)   (213,051)
                                                    ---------   ---------   ---------   ---------

Total Increase (Decrease) in Net Assets               (67,137)   (107,817)     (7,486)   (258,355)
Net Assets - Beginning Balance                        225,387     435,530     150,872     856,061
                                                    ---------   ---------   ---------   ---------
Net Assets - Ending Balance                         $ 158,250   $ 327,713   $ 143,386   $ 597,706
                                                    =========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                                    Capital
                                                                       Money          Bond       Appreciation
                                                                       Fund           Fund           Fund
                                                        Total         Division      Division       Division
                                                    -------------   ------------   -----------   ------------
Investment Income:
 Dividends (Note 2)                                 $   7,714,831   $  1,756,317   $   493,182   $    105,826
 Risk Charges and Administrative Expenses (Note 3)     (1,034,211)      (224,437)      (49,079)      (136,284)
 Transaction Charges (Note 4)                             (49,804)          --            --             --
                                                    -------------   ------------   -----------   ------------
  Net Investment Income (Loss)                          6,630,816      1,531,880       444,103        (30,458)
                                                    -------------   ------------   -----------   ------------

Net Realized Gains                                     14,401,920           --          34,051      5,574,922
Net Unrealized Gains (Losses)                           8,176,697           --         748,555        472,020
                                                    -------------   ------------   -----------   ------------
  Net Realized and Unrealized Gains                    22,578,617           --         782,606      6,046,942
                                                    -------------   ------------   -----------   ------------

Net Increase in Net Assets
 Resulting from Operations                             29,209,433      1,531,880     1,226,709      6,016,484
                                                    -------------   ------------   -----------   ------------

Transfers of Net Premiums                               1,426,698        424,595        52,508        253,578
Transfers of Policy Loading, Net                       (1,222,644)      (452,365)      (65,584)       (98,411)
Transfers Due to Deaths                                (1,741,121)       (63,237)     (189,057)      (295,497)
Transfers Due to Other Terminations                   (16,000,236)    (5,531,910)     (574,336)    (1,767,002)
Transfers Due to Policy Loans                          (1,929,060)      (548,719)       29,666       (233,460)
Transfers of Cost of Insurance                         (2,236,351)      (488,449)     (144,798)      (247,512)
Transfers of Loan Processing Charges                     (356,916)       (87,927)      (31,942)       (36,423)
Transfers Among Investment Divisions                         --       (2,948,958)     (764,115)     2,681,981
                                                    -------------   ------------   -----------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (22,059,630)    (9,696,970)   (1,687,658)       257,254
                                                    -------------   ------------   -----------   ------------

Total Increase (Decrease) in Net Assets                 7,149,803     (8,165,090)     (460,949)     6,273,738
Net Assets - Beginning Balance                        154,711,607     34,603,585     8,011,915     18,911,570
                                                    -------------   ------------   -----------   ------------
Net Assets - Ending Balance                         $ 161,861,410   $ 26,438,495   $ 7,550,966   $ 25,185,308
                                                    =============   ============   ===========   ============

                                                                     Multiple         High
                                                       Growth       Strategies       Income
                                                        Fund          Fund            Fund
                                                      Division       Division       Division
                                                    ------------   ------------   ------------
Investment Income:
 Dividends (Note 2)                                 $    474,021   $  3,666,551   $  1,218,934
 Risk Charges and Administrative Expenses (Note 3)      (137,193)      (317,749)       (75,789)
 Transaction Charges (Note 4)                               --             --             --
                                                    ------------   ------------   ------------
  Net Investment Income (Loss)                           336,828      3,348,802      1,143,145
                                                    ------------   ------------   ------------

Net Realized Gains                                     4,487,053      1,692,041        143,948
Net Unrealized Gains (Losses)                          1,483,726      4,344,360        906,748
                                                    ------------   ------------   ------------
  Net Realized and Unrealized Gains                    5,970,779      6,036,401      1,050,696
                                                    ------------   ------------   ------------

Net Increase in Net Assets
 Resulting from Operations                             6,307,607      9,385,203      2,193,841
                                                    ------------   ------------   ------------

Transfers of Net Premiums                                180,951        431,646         37,261
Transfers of Policy Loading, Net                        (112,581)      (320,489)       (72,893)
Transfers Due to Deaths                                 (175,944)      (536,227)      (178,711)
Transfers Due to Other Terminations                   (1,415,529)    (4,281,505)      (794,287)
Transfers Due to Policy Loans                           (319,502)      (521,629)      (186,017)
Transfers of Cost of Insurance                          (295,121)      (679,883)      (196,548)
Transfers of Loan Processing Charges                     (54,218)      (102,592)       (32,684)
Transfers Among Investment Divisions                   3,463,148     (2,386,322)     1,498,218
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,271,204     (8,397,001)        74,339
                                                    ------------   ------------   ------------

Total Increase (Decrease) in Net Assets                7,578,811        988,202      2,268,180
Net Assets - Beginning Balance                        17,509,174     49,219,439     10,714,134
                                                    ------------   ------------   ------------
Net Assets - Ending Balance                         $ 25,087,985   $ 50,207,641   $ 12,982,314
                                                    ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 (Continued)
================================================================================


                                                       1995          1996          1997          1998
                                                     Division      Division      Division      Division
                                                    ===========   ===========   ===========   =========
Investment Income:
 Dividends (Note 2)                                 $      --     $      --     $      --     $    --
 Risk Charges and Administrative Expenses (Note 3)       (6,101)       (8,956)      (16,542)     (5,017)
 Transaction Charges (Note 4)                            (3,596)       (4,789)       (8,590)     (2,536)
                                                    -----------   -----------   -----------   ---------
  Net Investment Income (Loss)                           (9,697)      (13,745)      (25,132)     (7,553)
                                                    -----------   -----------   -----------   ---------

Net Realized Gains                                    1,008,433        86,856       220,736     109,575
Net Unrealized Gains (Losses)                          (943,283)       19,874        77,493     (12,609)
                                                    -----------   -----------   -----------   ---------
  Net Realized and Unrealized Gains                      65,150       106,730       298,229      96,966
                                                    -----------   -----------   -----------   ---------

Net Increase in Net Assets
 Resulting from Operations                               55,453        92,985       273,097      89,413
                                                    -----------   -----------   -----------   ---------

Transfers of Net Premiums                                    (4)           (5)        4,367       8,000
Transfers of Policy Loading, Net                        (11,438)       (7,490)      (18,805)     (7,072)
Transfers Due to Deaths                                    --            --            --        (9,148)
Transfers Due to Other Terminations                    (172,925)      (70,530)     (315,334)   (225,889)
Transfers Due to Policy Loans                           (12,446)      (21,554)      (32,798)    (25,312)
Transfers of Cost of Insurance                           (3,722)      (16,062)      (33,736)    (11,919)
Transfers of Loan Processing Charges                      2,506          (720)       (3,401)     (1,169)
Transfers Among Investment Divisions                 (2,791,617)       (6,227)      125,778     332,766
                                                    -----------   -----------   -----------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               (2,989,646)     (122,588)     (273,929)     60,257
                                                    -----------   -----------   -----------   ---------

Total Increase (Decrease) in Net Assets              (2,934,193)      (29,603)         (832)    149,670
Net Assets - Beginning Balance                        2,934,193     1,383,571     2,582,853     704,918
                                                    -----------   -----------   -----------   ---------
Net Assets - Ending Balance                         $      --     $ 1,353,968   $ 2,582,021   $ 854,588
                                                    ===========   ===========   ===========   =========

                                                      1999         2000          2005
                                                    Division     Division      Division
                                                    =========   ===========   ===========
Investment Income:
 Dividends (Note 2)                                 $    --     $      --     $      --
 Risk Charges and Administrative Expenses (Note 3)     (1,836)      (27,455)      (12,018)
 Transaction Charges (Note 4)                            (965)      (14,741)       (6,383)
                                                    ---------   -----------   -----------
  Net Investment Income (Loss)                         (2,801)      (42,196)      (18,401)
                                                    ---------   -----------   -----------

Net Realized Gains                                     24,185       618,924       199,704
Net Unrealized Gains (Losses)                          20,906       184,568       327,361
                                                    ---------   -----------   -----------
  Net Realized and Unrealized Gains                    45,091       803,492       527,065
                                                    ---------   -----------   -----------

Net Increase in Net Assets
 Resulting from Operations                             42,290       761,296       508,664
                                                    ---------   -----------   -----------

Transfers of Net Premiums                               5,586        10,643         3,338
Transfers of Policy Loading, Net                       (1,634)      (29,747)       (9,891)
Transfers Due to Deaths                               (86,358)      (93,072)         --
Transfers Due to Other Terminations                      (373)     (729,708)      (99,183)
Transfers Due to Policy Loans                          (2,349)       (5,574)        7,437
Transfers of Cost of Insurance                         (4,170)      (49,476)      (26,527)
Transfers of Loan Processing Charges                      (22)       (2,746)       (2,675)
Transfers Among Investment Divisions                   51,686       120,190        (4,252)
                                                    ---------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (37,634)     (779,490)     (131,753)
                                                    ---------   -----------   -----------

Total Increase (Decrease) in Net Assets                 4,656       (18,194)      376,911
Net Assets - Beginning Balance                        270,085     4,422,827     1,630,916
                                                    ---------   -----------   -----------
Net Assets - Ending Balance                         $ 274,741   $ 4,404,633   $ 2,007,827
                                                    =========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 (Continued)
================================================================================

                                                       2006         2007        2008        2009        2010
                                                     Division     Division    Division    Division    Division
                                                    ===========   =========   =========   =========   =========
Investment Income:
 Dividends (Note 2)                                 $      --     $    --     $    --     $    --     $    --
 Risk Charges and Administrative Expenses (Note 3)       (7,442)     (1,596)     (2,339)       (366)     (4,012)
 Transaction Charges (Note 4)                            (4,030)       (809)     (1,176)       (187)     (2,002)
                                                    -----------   ---------   ---------   ---------   ---------
  Net Investment Income (Loss)                          (11,472)     (2,405)     (3,515)       (553)     (6,014)
                                                    -----------   ---------   ---------   ---------   ---------


Net Realized Gains                                       92,538      55,775      14,371       1,615      37,193
Net Unrealized Gains (Losses)                           243,207      20,323      94,672      18,299     170,477
                                                    -----------   ---------   ---------   ---------   ---------
  Net Realized and Unrealized Gains                     335,745      76,098     109,043      19,914     207,670
                                                    -----------   ---------   ---------   ---------   ---------


Net Increase in Net Assets
 Resulting from Operations                              324,273      73,693     105,528      19,361     201,656
                                                    -----------   ---------   ---------   ---------   ---------


Transfers of Net Premiums                                   981       2,490       5,088       2,750       2,925
Transfers of Policy Loading, Net                         (6,305)     (4,349)     (2,171)       (390)     (1,029)
Transfers Due to Deaths                                  (2,514)   (111,356)       --          --          --
Transfers Due to Other Terminations                        (605)       (205)    (13,327)     (2,670)     (4,918)
Transfers Due to Policy Loans                           (41,945)     (6,162)     (6,375)          0      (2,321)
Transfers of Cost of Insurance                          (20,463)     (3,395)     (6,031)     (1,198)     (7,341)
Transfers of Loan Processing Charges                     (1,224)       (100)       (576)       (224)       (779)
Transfers Among Investment Divisions                    (24,540)        256     118,471     113,957     419,580
                                                    -----------   ---------   ---------   ---------   ---------


Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (96,615)   (122,821)     95,079     112,225     406,117
                                                    -----------   ---------   ---------   ---------   ---------


Total Increase (Decrease) in Net Assets                 227,658     (49,128)    200,607     131,586     607,773
Net Assets - Beginning Balance                        1,035,413     274,515     234,923      19,286     248,288
                                                    -----------   ---------   ---------   ---------   ---------
Net Assets - Ending Balance                         $ 1,263,071   $ 225,387   $ 435,530   $ 150,872   $ 856,061
                                                    ===========   =========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994
================================================================================

                                                                                                     Capital
                                                                       Money           Bond       Appreciation
                                                                       Fund            Fund           Fund
                                                        Total         Division       Division       Division
                                                    =============   ============   ============   ============
Investment Income:
 Dividends (Note 2)                                 $   8,965,323   $  1,466,312   $    505,223   $  2,779,945
 Risk Charges and Administrative Expenses (Note 3)     (1,425,787)      (338,217)       (85,117)      (146,927)
 Transaction Charges (Note 4)                             (59,796)          --             --             --
                                                    -------------   ------------   ------------   ------------
  Net Investment Income                                 7,479,740      1,128,095        420,106      2,633,018
                                                    -------------   ------------   ------------   ------------

Net Realized Gains (Losses)                               688,465           --          121,324     (3,931,058)
Net Unrealized Losses                                 (12,078,556)          --         (819,785)      (348,573)
                                                    -------------   ------------   ------------   ------------
  Net Realized and Unrealized Gains (Losses)          (11,390,091)          --         (698,461)    (4,279,631)
                                                    -------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             (3,910,351)     1,128,095       (278,355)    (1,646,613)
                                                    -------------   ------------   ------------   ------------

Transfers of Net Premiums                               1,814,769        370,374        180,855        272,086
Transfers of Policy Loading, Net                       (1,324,850)      (378,485)       (88,725)      (113,414)
Transfers Due to Deaths                                  (756,225)      (126,392)       (98,495)       (38,604)
Transfers Due to Other Terminations                   (17,645,894)    (5,837,424)      (959,077)    (1,585,695)
Transfers Due to Policy Loans                          (4,119,289)    (1,104,940)      (480,277)      (370,403)
Transfers of Cost of Insurance                         (2,272,880)      (495,428)      (154,193)      (224,752)
Transfers of Loan Processing Charges                      (24,069)        (9,002)        (1,673)        (2,221)
Transfers Among Investment Divisions                         --       11,443,559     (1,686,247)    (4,042,715)
                                                    -------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (24,328,438)     3,862,262     (3,287,832)    (6,105,718)
                                                    -------------   ------------   ------------   ------------

Total Increase (Decrease) in Net Assets               (28,238,789)     4,990,357     (3,566,187)    (7,752,331)
Net Assets - Beginning Balance                        182,950,396     29,613,228     11,578,102     26,663,901
                                                    -------------   ------------   ------------   ------------
Net Assets - Ending Balance                         $ 154,711,607   $ 34,603,585   $  8,011,915   $ 18,911,570
                                                    =============   ============   ============   ============

                                                                     Multiple         High
                                                       Growth       Strategies       Income
                                                        Fund          Fund            Fund
                                                      Division       Division       Division
                                                    ============   ============   ============
Investment Income:
 Dividends (Note 2)                                 $    218,673   $  2,742,919   $  1,252,251
 Risk Charges and Administrative Expenses (Note 3)      (151,831)      (440,782)      (130,654)
 Transaction Charges (Note 4)                               --             --             --
                                                    ------------   ------------   ------------
  Net Investment Income                                   66,842      2,302,137      1,121,597
                                                    ------------   ------------   ------------

Net Realized Gains (Losses)                              543,912      2,602,466       (654,479)
Net Unrealized Losses                                   (795,392)    (6,443,534)      (885,203)
                                                    ------------   ------------   ------------
  Net Realized and Unrealized Gains (Losses)            (251,480)    (3,841,068)    (1,539,682)
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              (184,638)    (1,538,931)      (418,085)
                                                    ------------   ------------   ------------

Transfers of Net Premiums                                221,891        668,577         52,441
Transfers of Policy Loading, Net                        (128,562)      (372,870)      (110,580)
Transfers Due to Deaths                                 (117,374)      (212,783)       (92,293)
Transfers Due to Other Terminations                   (1,879,311)    (4,123,337)    (1,607,562)
Transfers Due to Policy Loans                           (603,552)    (1,097,882)      (493,068)
Transfers of Cost of Insurance                          (242,868)      (700,545)      (210,911)
Transfers of Loan Processing Charges                      (2,766)        (3,423)        (1,098)
Transfers Among Investment Divisions                     (83,866)      (808,500)    (3,464,902)
                                                    ------------   ------------   ------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (2,836,408)    (6,650,763)    (5,927,973)
                                                    ------------   ------------   ------------

Total Increase (Decrease) in Net Assets               (3,021,046)    (8,189,694)    (6,346,058)
Net Assets - Beginning Balance                        20,530,220     57,409,133     17,060,192
                                                    ------------   ------------   ------------
Net Assets - Ending Balance                         $ 17,509,174   $ 49,219,439   $ 10,714,134
                                                    ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (CONTINUED)
================================================================================

                                                      1994         1995          1996          1997
                                                    Division     Division      Division      Division
                                                    =========   ===========   ===========   ===========
Investment Income:
 Dividends (Note 2)                                 $    --     $      --     $      --     $      --
 Risk Charges and Administrative Expenses (Note 3)     (4,806)      (23,805)      (10,951)      (21,190)
 Transaction Charges (Note 4)                          (1,886)      (10,774)       (4,862)       (9,135)
                                                    ---------   -----------   -----------   -----------
  Net Investment Income                                (6,692)      (34,579)      (15,813)      (30,325)
                                                    ---------   -----------   -----------   -----------

Net Realized Gains (Losses)                           181,753       400,474        90,326       230,059
Net Unrealized Losses                                (159,821)     (304,523)      (79,034)     (296,173)
                                                    ---------   -----------   -----------   -----------
  Net Realized and Unrealized Gains (Losses)           21,932        95,951        11,292       (66,114)
                                                    ---------   -----------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             15,240        61,372        (4,521)      (96,439)
                                                    ---------   -----------   -----------   -----------

Transfers of Net Premiums                                  30         2,721           861         2,954
Transfers of Policy Loading, Net                       (8,204)      (30,440)      (10,821)      (22,082)
Transfers Due to Deaths                                  --         (13,320)      (27,377)       (7,835)
Transfers Due to Other Terminations                   (46,358)     (618,601)      (96,766)     (136,681)
Transfers Due to Policy Loans                          (7,857)      205,051        15,415       (61,381)
Transfers of Cost of Insurance                         (7,584)      (53,514)      (17,674)      (33,860)
Transfers of Loan Processing Charges                      (47)       (1,778)          (47)         (786)
Transfers Among Investment Divisions                 (660,774)      (13,501)       35,654        (1,839)
                                                    ---------   -----------   -----------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               (730,794)     (523,382)     (100,755)     (261,510)
                                                    ---------   -----------   -----------   -----------

Total Increase (Decrease) in Net Assets              (715,554)     (462,010)     (105,276)     (357,949)
Net Assets - Beginning Balance                        715,554     3,396,203     1,488,847     2,940,802
                                                    ---------   -----------   -----------   -----------
Net Assets - Ending Balance                         $    --     $ 2,934,193   $ 1,383,571   $ 2,582,853
                                                    =========   ===========   ===========   ===========


                                                       1998         1999         2000
                                                     Division     Division     Division
                                                    ===========   =========   ===========
Investment Income:
 Dividends (Note 2)                                 $      --     $    --     $      --
 Risk Charges and Administrative Expenses (Note 3)       (6,170)     (2,053)      (34,526)
 Transaction Charges (Note 4)                            (2,958)     (1,057)      (16,387)
                                                    -----------   ---------   -----------
  Net Investment Income                                  (9,128)     (3,110)      (50,913)
                                                    -----------   ---------   -----------

Net Realized Gains (Losses)                             140,482      23,740       535,165
Net Unrealized Losses                                  (176,290)    (42,652)     (881,296)
                                                    -----------   ---------   -----------
  Net Realized and Unrealized Gains (Losses)            (35,808)    (18,912)     (346,131)
                                                    -----------   ---------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              (44,936)    (22,022)     (397,044)
                                                    -----------   ---------   -----------

Transfers of Net Premiums                                 6,537       5,586        13,258
Transfers of Policy Loading, Net                         (5,812)     (1,128)      (28,581)
Transfers Due to Deaths                                    (853)       (327)      (16,409)
Transfers Due to Other Terminations                    (107,222)        (16)     (275,567)
Transfers Due to Policy Loans                           (96,208)       (506)        8,767
Transfers of Cost of Insurance                          (11,089)     (4,164)      (58,502)
Transfers of Loan Processing Charges                        (46)         (4)         (544)
Transfers Among Investment Divisions                    (75,352)    (73,402)     (384,676)
                                                    -----------   ---------   -----------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (290,045)    (73,961)     (742,254)
                                                    -----------   ---------   -----------

Total Increase (Decrease) in Net Assets                (334,981)    (95,983)   (1,139,298)
Net Assets - Beginning Balance                        1,039,899     366,068     5,562,125
                                                    -----------   ---------   -----------
Net Assets - Ending Balance                         $   704,918   $ 270,085   $ 4,422,827
                                                    ===========   =========   ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (CONTINUED)
================================================================================

                                                       2005          2006         2007        2008        2009        2010
                                                     Division      Division     Division    Division    Division    Division
                                                    ===========   ===========   =========   =========   =========   =========
Investment Income:
 Dividends (Note 2)                                 $      --     $      --     $    --     $    --     $    --     $    --
 Risk Charges and Administrative Expenses (Note 3)      (13,053)       (7,763)     (2,316)     (2,178)       (616)     (2,832)
 Transaction Charges (Note 4)                            (5,749)       (3,667)       (962)       (910)       (319)     (1,130)
                                                    -----------   -----------   ---------   ---------   ---------   ---------
  Net Investment Income                                 (18,802)      (11,430)     (3,278)     (3,088)       (935)     (3,962)
                                                    -----------   -----------   ---------   ---------   ---------   ---------

Net Realized Gains (Losses)                             146,901        48,784     113,318      44,877      39,304      11,117
Net Unrealized Losses                                  (329,632)     (165,317)   (149,706)    (84,380)    (59,435)    (57,810)
                                                    -----------   -----------   ---------   ---------   ---------   ---------
  Net Realized and Unrealized Gains (Losses)           (182,731)     (116,533)    (36,388)    (39,503)    (20,131)    (46,693)
                                                    -----------   -----------   ---------   ---------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                             (201,533)     (127,963)    (39,666)    (42,591)    (21,066)    (50,655)
                                                    -----------   -----------   ---------   ---------   ---------   ---------

Transfers of Net Premiums                                 4,520           995       2,495       5,088       2,815         685
Transfers of Policy Loading, Net                         (9,395)       (6,029)     (3,891)     (1,193)     (1,290)     (3,348)
Transfers Due to Deaths                                  (1,972)       (1,251)       (332)       (284)        (23)       (301)
Transfers Due to Other Terminations                     (31,727)      (14,666)   (181,323)        (14)   (100,569)    (43,978)
Transfers Due to Policy Loans                             1,851       (36,084)        188        --            93       1,504
Transfers of Cost of Insurance                          (23,156)      (18,341)     (4,925)     (5,370)     (1,984)     (4,020)
Transfers of Loan Processing Charges                       (271)          (30)       (217)       (112)       --            (4)
Transfers Among Investment Divisions                    (72,845)       13,182      73,476     (87,046)    (10,393)    (99,813)
                                                    -----------   -----------   ---------   ---------   ---------   ---------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (132,995)      (62,224)   (114,529)    (88,931)   (111,351)   (149,275)
                                                    -----------   -----------   ---------   ---------   ---------   ---------

Total Increase (Decrease) in Net Assets                (334,528)     (190,187)   (154,195)   (131,522)   (132,417)   (199,930)
Net Assets - Beginning Balance                        1,965,444     1,225,600     428,710     366,445     151,703     448,218
                                                    -----------   -----------   ---------   ---------   ---------   ---------
Net Assets - Ending Balance                         $ 1,630,916   $ 1,035,413   $ 274,515   $ 234,923   $  19,286   $ 248,288
                                                    ===========   ===========   =========   =========   =========   =========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seventeen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified, management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. The other eleven divisions each invest solely in the units of designated series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A through F (the Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trust is Oppenheimer Funds Distributor, Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain of Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

On January 31, 1997, the Receiver, with Court approval, appointed a Special Deputy Receiver for Monarch Life. The Special Deputy Receiver is responsible for the management of Monarch Life's operations and reports to the Receiver as has been the case with Monarch Life's President, who recently announced plans to retire at the end of the first quarter of 1997. The Receiver's active involvement in the rehabilitation of Monarch Life will not change.

Insurance departments of various jurisdictions have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Louisiana (1994), Michigan (1995), Missouri (1994), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

      INVESTMENTS: The investments in shares of the Funds and in units of the Trust are stated at the net asset value per share and per unit of the respective Funds and the Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units sold and redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds and the Trust are reinvested in additional shares and units of the Funds and the Trust and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the statements of operations and changes in net assets.

      FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and
(4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4 - TRANSACTION CHARGES

Monarch Life pays all transaction charges to Oppenheimer Fund Distributor, Inc., on the sale of units of the Trust to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyholders' investment base.

NOTE 5 - PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Since June 13, 1995, Baystate Capital Services, Inc. (BCSI), has been the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life. Prior to June 13, 1995, the function of principal underwriter and general distributor was performed by First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life Insurance Company (FVL). Prior to September 22, 1994, FVL was a wholly-owned subsidiary of Monarch Life. Effective September 22, 1994, FVL is no longer an affiliate of Monarch Life.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 6 - AMOUNTS RETAINED

The amount retained by Monarch Life in the Account includes unamortized allocated policy loading (see Note 3), in part and may be transferred in future periods by Monarch Life to its general account. The total unamortized allocated policy loading ($1,355,219 at December 31, 1996 and $2,235,996 at December 31,
1995) is in excess of the amount retained by Monarch Life because of amounts provided for future policy benefits ($136,916 at December 31, 1996 and $169,738 at December 31, 1995) which are included in the net assets for variable life policies at December 31, 1996 and December 31, 1995.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Trust by the Account during the year ended December 31, 1996 are shown below:

                                                  Purchases      Sales
                                                ------------  ------------
      Oppenheimer Money Fund                    $191,619,858  $193,107,622
      Oppenheimer Bond Fund                        1,021,212     1,845,608
      Oppenheimer Capital Appreciation Fund      169,571,075   173,680,161
      Oppenheimer Growth Fund                     75,223,322    78,034,954
      Oppenheimer Multiple Strategies Fund        10,161,919    13,143,957
      Oppenheimer High Income Fund                19,202,580    18,314,652
      1996 Series                                      3,002     1,366,484
      1997 Series                                     98,923       566,189
      1998 Series                                     35,725       139,980
      1999 Series                                     47,679        32,133
      2000 Series                                    107,294       957,814
      2005 Series                                    238,757       409,038
      2006 Series                                    221,166       210,120
      2007 Series                                     10,691        69,840
      2008 Series                                     13,124       110,306
      2009 Series                                      2,850         5,634
      2010 Series                                    216,772       436,890
                                                ------------  ------------
      Totals                                    $467,795,949  $482,431,382
                                                ============  ============

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Trust, that the Account satisfies the current requirements of the regulations.